PENDING ACQUISITION (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 04, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pending Business Acquisition [Line Items]
Non-interest expense amount		$ 284	$ 0	$ 0
TCSB Bancorp, Inc. [Member]
Pending Business Acquisition [Line Items]
Aggregate merger consideration amount	$ 63,200
Termination fee	2,500
Non-interest expense amount		300
Total assets		338,500
Total loans		291,500
Total deposits		280,500
Total shareholders' equity		$ 34,500
TCSB Bancorp, Inc. [Member] | Minimum [Member]
Pending Business Acquisition [Line Items]
Consolidated shareholders equity, adjustment amount in Merger agreement	$ 33,000